UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Shott Capital Management, LLC
Address:  601 California Street, #801
	  San Francisco, CA 94108

Form 13F File Number:  28-05083

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Wozniak
Title:	Managing Director
Phone:  (415) 772-8364

Signature, Place, and Date of Signing:

Paul Wozniak      San Francisco, CA     June 30, 2011

State Street Corporation has been removed from the List of Other Included Managers as Shott Capital Management LLC is deemed not to share investment discretion with State Street Corporation for the purposes of Form 13F reporting.


Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0



Form 13F Information Table Entry Total:   68
Form 13F Information Table Value Total (Thousands):   $151,173

List of Other Included Managers:  0

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A123 Systems, Inc.             COM              03739T108      217    40881 SH       SOLE                    15530             25351
Adeona Pharmaceuticals 	       COM              00685T108       21    23855 SH       SOLE                                      23855
Alliance Data Systems Corporat COM              018581108     1905    20254 SH       SOLE                     5471             14783
Amazon.com, Inc.               COM              023135106     6512    31843 SH       SOLE                    31843
Amdocs Ltd.                    COM              G02602103     1257    41356 SH       SOLE                    39400              1956
Approach Resources Inc.        COM              03834A103     1704    75170 SH       SOLE                    75170
Arch Capital Group Ltd.        COM              G0450A105     2943    92199 SH       SOLE                    39399             52800
Aruba Networks Inc.            COM              043176106     6060   205088 SH       SOLE                   156212             48876
Autodesk, Inc.                 COM              052769106     1873    48517 SH       SOLE                    48517
Auxilium Pharmaceuticals       COM              05334D107      742    37844 SH       SOLE                    11604             26240
Bill Barrett Corporation       COM              06846N104     2676    57740 SH       SOLE                     5480             52260
Buckeye Partners, L.P.         COM              118230101     8950   138630 SH       SOLE                    33297            105333
Calix, Inc.                    COM              13100M509     1267    60864 SH       SOLE                    13296             47568
CapitalSource, Inc.            COM              14055X102      689   106880 SH       SOLE                    81229             25651
Cardtronics, Inc.              COM              14161H108      561    23922 SH       SOLE                    17544              6378
Cavium Networks, Inc.          COM              14965A101     4328    99284 SH       SOLE                                      99284
China Lodgin Group Ltd. - ADR  COM              16949N109      282    15838 SH       SOLE                     7970              7868
Cinemark Holdings, Inc.        COM              17243V102      980    47313 SH       SOLE                    22013             25300
Cisco Systems                  COM              17275R102     1132    72502 SH       SOLE                    68465              4037
CommVault Systems, Inc.        COM              204166102     4439    99875 SH       SOLE                    42347             57528
Concho Resources Inc.          COM              20605P101     5025    54707 SH       SOLE                    53412              1295
Concur Technologies, Inc.      COM              206708109      224     4482 SH       SOLE                     4482
Domino's Pizza, Inc.           COM              25754A201     5121   202889 SH       SOLE                   202889
E-Commerce China Dangdang, Inc COM              26833A105     1795   154845 SH       SOLE                    80947             73898
EBay, Inc.                     COM              278642103      671    20800 SH       SOLE                    20800
Ecotality, Inc.                COM              27922Y202       54    20078 SH       SOLE                    20078
EnerNOC, Inc.                  COM              292764107      269    17105 SH       SOLE                    13795              3310
Entropic Communications, Inc.  COM              29384R105      134    15087 SH       SOLE                    15087
Envestnet, Inc.                COM              29404K106      163    11005 SH       SOLE                    11005
Financial Engines, Inc.        COM              317485100     8661   334133 SH       SOLE                   267814             66319
Fluidigm Corporation           COM              34385P108     2063   123038 SH       SOLE                   123038
GeoMet, Inc.                   COM              37250U201      110    93057 SH       SOLE                    93057
Gevo, Inc.                     COM              374396109     3335   212000 SH       SOLE                   212000
Global Cash Access Holdings, I COM              378967103      293    92134 SH       SOLE                    13706             78428
Google, Inc. - Cl A            COM              38259P508    12280    24250 SH       SOLE                    19498              4752
Green Dot Corp. - Class A      COM              39304D102     4803   141340 SH       SOLE                   121161             20179
Hallador Energy Company        COM              40609P105      151    15748 SH       SOLE                    15235               513
Image Metrics, Inc.            COM              45248W106       53    96957 SH       SOLE                                      96957
Intermune, Inc.                COM              45884X103     2987    83325 SH       SOLE                                      83325
Linear Technology Corp.        COM              535678106      515    15600 SH       SOLE                    15600
LogMeIn, Inc.                  COM              54142L109      897    23253 SH       SOLE                    17206              6047
MSCI, Inc.                     COM              55354G100     1524    40440 SH       SOLE                    39941               499
Magellan Midstream Partners    COM              559080106      584     9775 SH       SOLE                     8359              1416
Mako Surgical Corporation      COM              560879108      239     8052 SH       SOLE                                       8052
MedAssets Inc.                 COM              584045108      631    47204 SH       SOLE                    12630             34574
Medidata Solutions, Inc.       COM              58471A105      635    26587 SH       SOLE                    26587
Mellanox Technologies Ltd.     COM              M51363113      675    22641 SH       SOLE                    22641
MetroPCS Communications        COM              591708102     4942   287172 SH       SOLE                    56681            230491
Motricity, Inc.                COM              620107102      403    52180 SH       SOLE                    33649             18531
Netflix, Inc.                  COM              64110L106     6656    25338 SH       SOLE                     1113             24225
OpenTable, Inc.                COM              68372A104     3466    41704 SH       SOLE                    41704
PLX Technology, Inc. 	       COM              693417107      245    70647 SH       SOLE                                      70647
Polypore International, Inc.   COM              73179V103     3946    58168 SH       SOLE                                      58168
Rackspace Hosting, Inc.        COM              750086100     4522   105791 SH       SOLE                   105791
Republic Services, Inc.        COM              760759100     3088   100083 SH       SOLE                    79985             20098
Salesforce.com, Inc.           COM              79466L302     1602    10751 SH       SOLE                    10400               351
ShorTel, Inc.                  COM              825211105      514    50393 SH       SOLE                    50393
Solarwinds, Inc.               COM              83416B109     1746    66813 SH       SOLE                    52628             14185
St. Jude Medical, Inc.         COM              790849103     2278    47785 SH       SOLE                    14276             33509
Tempur-Pedic International Inc COM              88023U101      628     9265 SH       SOLE                     9265
Tesla Motors, Inc.             COM              88160R101     5398   185303 SH       SOLE                    61144            124159
TransDigm Group Inc.           COM              893641100     1468    16100 SH       SOLE                                      16100
VanceInfo Technologies, Inc.   COM              921564100     1039    44944 SH       SOLE                    36207              8737
Vanda Pharmaceuticals, Inc.    COM              921659108      194    27150 SH       SOLE                    27150
VeriFone Systems, Inc.         COM              92342Y109     4234    95465 SH       SOLE                    16524             78941
Virtusa Corporation            COM              92827P102      831    43849 SH       SOLE                    40717              3132
World Westling Entertainment,  COM              98156Q108      470    49285 SH       SOLE                                      49285
YaHoo!, Inc.                   COM              984332106     1073    71320 SH       SOLE                    71320